Consolidated Statements of Comprehensive Income/ (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net income	$ 304,654	$ 173,556	$ 565,999
Other comprehensive income / (loss):
Unrealized gain / (loss) from hedging interest rate swaps recognized in Other comprehensive income/(loss) before reclassifications	2,738	5,950	24,073
Unrealized gain / (loss) from hedging foreign currency forward contracts recognized in Other comprehensive income/(loss) before reclassifications	(267)	267	0
Less:
Reclassification adjustments of interest rate swap gain/(loss) (Note 18)	(5,565)	(21,786)	(10,044)
Other comprehensive income / (loss)	(3,094)	(15,569)	14,029
Total comprehensive income	$ 301,560	$ 157,987	$ 580,028